STOCK-BASED COMPENSATION (Details) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2022
SHARE BASED PAYMENTS
Vested							381,689
Stock-based compensation expense	$ 343,462	$ 4,000	$ 569,597	$ 4,000		$ 2,156,915	$ 4,712
Series A Redeemable Convertible Preferred Stock
SHARE BASED PAYMENTS
Stock-based compensation expense						$ 2,145,000	$ 0
Restricted common C shares
SHARE BASED PAYMENTS
Number of shares issued						0	65,000
Vesting period							4 years
Vested					254,507	854,507	381,689
Stock-based compensation expense						$ 11,915	$ 4,712
2019 restricted common C shares
SHARE BASED PAYMENTS
Number of shares vesting upon change in control transactions								600,000